Customers, Traders and Power Transport Concession Holders - Summary of Advances from Customers (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
Disclosure Of Advances From Customers [line items]
Beginning Balance	R$ 181
Ending Balance	233
Cemig GT [member]
Disclosure Of Advances From Customers [line items]
Beginning Balance	181
Addition	325
Supply completed	(318)
Monetary adjustment	45
Ending Balance	R$ 233